PORTFOLIO SELECTSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2009

Effective on or about February 1, 2018, the following subaccount and portfolio name changes will occur.

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
TA Asset Allocation – Conservative	TA JPMorgan Asset Allocation – Conservative	Transamerica Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Conservative VP
TA Asset Allocation – Growth	TA JPMorgan Asset Allocation – Growth	Transamerica Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Growth VP
TA Asset Allocation – Moderate	TA JPMorgan Asset Allocation – Moderate	Transamerica Asset Allocation – Moderate VP	Transamerica JPMorgan Asset Allocation – Moderate VP
TA Asset Allocation – Moderate Growth	TA JPMorgan Asset Allocation – Moderate Growth	Transamerica Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP
TA International Moderate Growth	TA JPMorgan International Moderate Growth	Transamerica International Moderate Growth VP	Transamerica JPMorgan International Moderate Growth VP

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable Annuity dated May 1, 2009

RETIREMENT INCOME BUILDER VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2005

Effective on or about February 1, 2018, the following subaccount and portfolio name changes will occur.

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
TA Asset Allocation – Conservative	TA JPMorgan Asset Allocation – Conservative	Transamerica Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Conservative VP
TA Asset Allocation – Growth	TA JPMorgan Asset Allocation – Growth	Transamerica Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Growth VP
TA Asset Allocation – Moderate	TA JPMorgan Asset Allocation – Moderate	Transamerica Asset Allocation – Moderate VP	Transamerica JPMorgan Asset Allocation – Moderate VP
TA Asset Allocation – Moderate Growth	TA JPMorgan Asset Allocation – Moderate Growth	Transamerica Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP
TA International Moderate Growth	TA JPMorgan International Moderate Growth	Transamerica International Moderate Growth VP	Transamerica JPMorgan International Moderate Growth VP

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder Variable Annuity dated May 1, 2005

RETIREMENT INCOME BUILDER II VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2005

Effective on or about February 1, 2018, the following subaccount and portfolio name changes will occur.

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
TA Asset Allocation – Conservative	TA JPMorgan Asset Allocation – Conservative	Transamerica Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Conservative VP
TA Asset Allocation – Growth	TA JPMorgan Asset Allocation – Growth	Transamerica Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Growth VP
TA Asset Allocation – Moderate	TA JPMorgan Asset Allocation – Moderate	Transamerica Asset Allocation – Moderate VP	Transamerica JPMorgan Asset Allocation – Moderate VP
TA Asset Allocation – Moderate Growth	TA JPMorgan Asset Allocation – Moderate Growth	Transamerica Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP
TA International Moderate Growth	TA JPMorgan International Moderate Growth	Transamerica International Moderate Growth VP	Transamerica JPMorgan International Moderate Growth VP

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder II Variable Annuity dated May 1, 2005